INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 08, 2021 USD ($)
INTANGIBLE ASSETS, NET
Less: Accumulated impairment	$ (4,057,762)	$ (919,573)
Intangible assets, Net	4,233,228	7,277,717
Book values	2,003,332
Impairment loss of intangible assets		1,292,568	$ 835,344
Bitcion
INTANGIBLE ASSETS, NET
Total Cryptocurrencies	$ 5,972,282	5,189,195
Number of cryptocurrencies held	125.8584797
Book values	$ 1,952,597			$ 5,972,282
Impairment loss of intangible assets	$ 3,111,232	908,453
Bitcion | Pipe [Member]
INTANGIBLE ASSETS, NET
Number of cryptocurrencies held	95.23843406
Bitcion | Mining Business [Member]
INTANGIBLE ASSETS, NET
Number of cryptocurrencies held	30.62004567
USD Coin
INTANGIBLE ASSETS, NET
Total Cryptocurrencies	$ 2,003,332	3,002,231
Number of cryptocurrencies held	2,005,537.50
Book values	$ 1,992,211
Impairment loss of intangible assets	0	11,120
Filecoin
INTANGIBLE ASSETS, NET
Total Cryptocurrencies	$ 315,376	0
Number of cryptocurrencies held	104,762.0706
Book values	$ 315,376
Impairment loss of intangible assets	$ 26,957
Filecoin | Asset Purchase Agreement
INTANGIBLE ASSETS, NET
Number of cryptocurrencies held	104,646.5806
Filecoin | Physical business Mining Business [Member]
INTANGIBLE ASSETS, NET
Number of cryptocurrencies held	115.49
Others
INTANGIBLE ASSETS, NET
Total Cryptocurrencies	$ 0	5,864
Impairment loss of intangible assets	5,864
Cryptocurrencies
INTANGIBLE ASSETS, NET
Total Cryptocurrencies	8,290,990	8,197,290
Impairment loss of intangible assets	$ 3,144,053	$ 1,292,568